Schedule of Components of Taxes (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax (income) expense	₪ 10,467	₪ 636
Deferred tax (income)	974	(2,904)	(673)
Total tax (benefit) expense	₪ 11,441	₪ (2,268)	₪ (673)